Convertible Loans (Details Narrative) (10-K) - USD ($)																														1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 11, 2021	Dec. 31, 2020	Nov. 10, 2020	Sep. 30, 2020	Sep. 18, 2020	Sep. 18, 2020	Sep. 17, 2020	Aug. 31, 2020	Jun. 05, 2020	Apr. 22, 2020	Apr. 15, 2020	Mar. 02, 2020	Feb. 10, 2020	Oct. 02, 2019	Sep. 19, 2019	Sep. 04, 2019	Jul. 30, 2019	Jun. 10, 2019	May 07, 2019	May 02, 2019	Apr. 26, 2019	Jun. 18, 2018	May 28, 2018	May 08, 2018	Aug. 30, 2017	Jul. 17, 2017	May 24, 2017	May 08, 2017	Nov. 10, 2016	Jan. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jul. 24, 2019	Jun. 24, 2019	May 22, 2019	Mar. 19, 2018	Jun. 05, 2017	May 25, 2017	May 07, 2017	Aug. 25, 2015	Mar. 31, 2015
Line of Credit Facility [Line Items]
Debt instrument face value									$ 150,000																										$ 120,000
Debt instrument interest rate									3.75%
Proceeds from note payable																																$ 147,465	$ 922,845	$ 846,538
Gain (loss) on extinguishment of debt																															76,316	$ (428,465)	(2,904,832)	659,999
Debt maturity date									Jun. 05, 2050
Accrued interest		$ 148,682																													97,852		148,682	992,755
Debt Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		250,000																															250,000
Proceeds from convertible debt	$ 250,000																																$ 250,000
Number of common shares issued for conversion																																	200,000
Debt conversion amount																																	$ 268,000
Outstanding convertible debt and accrued interest																																	268,000
Convertible Note [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																																									$ 57,000
Convertible debt agreement value																											$ 72,500	$ 72,500													$ 72,500
Number of common shares issued for conversion																											53	25
Debt conversion amount																											$ 10,500	$ 5,000
Convertible Promissory Note [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																																								$ 110,000
Convertible Promissory Note [Member] | Debt Settlement Agreement [Member] | JSJ Investments Inc [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value			$ 110,740
Gain (loss) on extinguishment of debt			10,974
Fair value of derivative liability			752,842
Repayments of bebt			$ 100,000
Convertible Promissory Note 1 [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value		9,487																													9,442		9,487	9,487
Convertible Promissory Note Two [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																										$ 135,000
Debt instrument interest rate																										10.00%
Debt conversion price per share																										$ 244
Convertible debt agreement value																																		81,470
Debt instrument, description																										(i) 55% multiplied by the lowest trading price during the previous twenty trading day period ending on the latest complete trading day prior to the date of this note and (ii) $244.
Fair value of derivative liability																																		111,990
Debt maturity date																										Jul. 17, 2018
Lowest trading price, percentage																										55.00%
Deferred financing fees																										$ 16,500
Debt discount																										$ 118,500
Convertible Promissory Note Three [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		7,166																												$ 15,000			7,166
Debt conversion price per share																														$ 0.20
Convertible debt agreement value																																		5,000
Number of common shares issued for conversion										258,000
Debt conversion amount										$ 25,800
Fair value of derivative liability																																		2,601
Debt maturity date																														Aug. 16, 2018
Lowest trading price, percentage																														75.00%
Convertible Promissory Note Four [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		107,350																						$ 51,500									107,350
Debt instrument interest rate																								10.00%
Convertible debt agreement value		51,500																															$ 51,500	48,918
Number of common shares issued for conversion																																	8,618,831
Debt conversion amount																																	$ 495,936
Gain (loss) on extinguishment of debt																																	(388,586)
Debt maturity date																								Feb. 08, 2019
Lowest trading price, percentage																								32.00%
Debt discount																																		7,277
Convertible Promissory Note Five [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																							$ 180,000
Debt instrument interest rate																							10.00%
Number of common shares issued for conversion				224
Fair value of derivative liability		180,000																															180,000	169,234
Debt maturity date																							Feb. 28, 2019
Lowest trading price, percentage																							32.00%
Debt discount																																		38,478
Outstanding convertible debt and accrued interest				$ 224,319
Convertible Promissory Note Six [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		15,444																				$ 168,721											$ 15,444	63,012
Debt instrument interest rate																						10.00%
Convertible debt agreement value																																		$ 39,037
Debt instrument, description																						Conversion price equal to the lesser of the lowest trading price during the previous twenty-five trading days prior to: (i) the date of the promissory note; or (ii) the latest complete trading day prior to the conversion date. Interest is accrued will be and payable at the time of promissory note repayment.
Number of common shares issued for conversion				26																													2,600,000	234,350
Debt conversion amount																																	$ 310,700	$ 268,614
Gain (loss) on extinguishment of debt																																	(295,256)	(195,931)
Fair value of derivative liability																																		21,869
Debt maturity date																						Aug. 02, 2018
Outstanding convertible debt and accrued interest				$ 26,622
Derivative liability																						$ 25,824
Accrued interest																																		9,671
Convertible Promissory Note Seven [Member]
Line of Credit Facility [Line Items]
Debt instrument face value				375,804																																			$ 900,000
Debt instrument interest rate																					12.00%
Convertible debt agreement value				$ 413,590																	$ 84,396													413,590		$ 122,866	$ 120,490	$ 85,838
Debt instrument, description																					The note is unsecured, bears interest at 12% per annum, is due 184 days upon receipt, and is convertible into common shares after 180 days from issuance date at a conversion price equal to the lessor of: (i) the lowest trading price during the previous fifteen trading days prior to the date of the promissory note; or (ii) 55% of the lowest trading price during the previous fifteen days prior to the latest complete trading day prior to the conversion date. Interest will be accrued and payable at the time of promissory note repayment.
Number of common shares issued for conversion				477
Fair value of derivative liability																																		181,870
Lowest trading price, percentage																					55.00%
Outstanding convertible debt and accrued interest				$ 476,661
Accrued interest				$ 37,786
Convertible Promissory Note Eight [Member]
Line of Credit Facility [Line Items]
Debt instrument face value
Debt instrument interest rate																			10.00%
Convertible debt agreement value																																		124,695
Number of common shares issued for conversion				286
Fair value of derivative liability																																		323,514
Lowest trading price, percentage																			62.00%
Deferred financing fees		125,725																															125,725	124,695
Outstanding convertible debt and accrued interest				$ 286,302
Convertible Promissory Note Eight [Member] | Four Tranche [Member]
Line of Credit Facility [Line Items]
Proceeds from note payable																			$ 250,420
Deferred financing fees																			$ 250,420
Convertible Promissory Note Nine [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		240,192															$ 220,000																$ 240,192
Debt instrument interest rate																	10.00%
Convertible debt agreement value																																		92,219
Debt instrument, description																	Conversion price equal to the lesser of (i) 60% of the lowest trading price during the previous twenty trading days prior to the issuance date, or (ii) the lowest trading price for the Common Stock during the twenty-day period ending one trading day prior to conversion of the note.
Number of common shares issued for conversion																																	6,907,267
Debt conversion amount																																	$ 860,248
Gain (loss) on extinguishment of debt																																	(620,056)
Fair value of derivative liability																																		284,734
Debt maturity date																	Jul. 30, 2020
Lowest trading price, percentage																	60.00%
Deferred financing fees		127,781																															127,781	92,219
Debt discount																	$ 23,500
Derivative liability																	$ 196,500
Convertible Promissory Note Ten [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		110,750														$ 137,500																	$ 110,750	107,500
Debt instrument interest rate																10.00%
Debt conversion price per share																$ 0.50
Convertible debt agreement value																																		43,322
Number of common shares issued for conversion																																	8,623,931
Debt conversion amount																																	$ 494,031
Gain (loss) on extinguishment of debt					$ 20,056																												(383,281)
Fair value of derivative liability																																		173,596
Debt maturity date																Jun. 03, 2020
Lowest trading price, percentage																60.00%
Deferred financing fees		94,178														$ 16,000																	94,178	43,322
Repayments of bebt					22,500
Derivative liability		$ 121,500														$ 121,500																	$ 121,500
Number of warrants issued																																	100,000
Warrant exercise price per share		$ 0.75																															$ 0.75
Warrant term		5 years																															5 years
Convertible Promissory Note Eleven [Member]
Line of Credit Facility [Line Items]
Debt instrument face value															$ 55,000
Debt instrument interest rate															10.00%
Debt conversion price per share															$ 0.50
Convertible debt agreement value																																		15,370
Number of common shares issued for conversion																																	5,758,117
Debt conversion amount																																	$ 332,480
Gain (loss) on extinguishment of debt																																	$ (272,230)
Fair value of derivative liability																																		70,052
Debt maturity date																																	Sep. 19, 2020
Lowest trading price, percentage																																	60.00%
Deferred financing fees		$ 39,630													$ 7,000																		$ 39,630
Outstanding convertible debt and accrued interest																																	60,250
Derivative liability															48,000
Convertible Promissory Note Twelve [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		74,620													$ 141,900																		$ 74,620
Debt instrument interest rate															10.00%
Debt conversion price per share															$ 0.50
Convertible debt agreement value																																		40,043
Number of common shares issued for conversion																																	5,159,991
Debt conversion amount																																	$ 261,912
Gain (loss) on extinguishment of debt					7,273																												(187,292)
Fair value of derivative liability																																		190,246
Debt maturity date															Sep. 19, 2020
Lowest trading price, percentage															60.00%
Deferred financing fees		101,857													$ 16,400																		101,857	40,043
Repayments of bebt					76,000
Derivative liability		$ 125,500													$ 125,500																		$ 125,500
Number of warrants issued																																	113,250
Warrant exercise price per share		$ 0.75																															$ 0.75
Warrant term		5 years																															5 years
Convertible Promissory Note Thirteen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value														$ 82,500
Debt instrument interest rate														10.00%
Debt conversion price per share														$ 0.50
Convertible debt agreement value																																		20,795
Number of common shares issued for conversion																																	3,409,090
Debt conversion amount																																	$ 193,296
Gain (loss) on extinguishment of debt						$ 8,075																											(170,796)
Fair value of derivative liability																																		105,790
Debt maturity date														Sep. 30, 2020
Lowest trading price, percentage														60.00%
Deferred financing fees		61,705																															61,705	20,795
Debt discount														$ 9,500
Repayments of bebt						60,000
Outstanding convertible debt and accrued interest																																	22,500
Derivative liability		$ 73,000												$ 73,000																			$ 73,000
Number of warrants issued																																	83,333
Warrant exercise price per share		$ 0.75																															$ 0.75
Warrant term		5 years																															5 years
Convertible Promissory Note Fourteen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																																		$ 226,000
Debt instrument interest rate																																		12.00%
Convertible debt agreement value																																		$ 226,000
Number of common shares issued for conversion				285
Fair value of derivative liability																																		$ 289,462
Debt maturity date																																		Aug. 31, 2019
Lowest trading price, percentage																																		55.00%
Outstanding convertible debt and accrued interest				$ 285,428
Convertible Promissory Note Fifteen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																																		$ 258,736
Debt instrument interest rate																																		12.00%
Convertible debt agreement value																																		$ 258,736
Number of common shares issued for conversion				343
Fair value of derivative liability																																		$ 351,774
Debt maturity date																																		Sep. 19, 2018
Lowest trading price, percentage																																		55.00%
Outstanding convertible debt and accrued interest				$ 342,641
Convertible Promissory Note Sixteen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																																		$ 137,500
Debt instrument interest rate																																		12.00%
Convertible debt agreement value																																		$ 137,500
Number of common shares issued for conversion				166
Fair value of derivative liability																																		$ 170,201
Debt maturity date																																		Jan. 22, 2020
Lowest trading price, percentage																																		55.00%
Outstanding convertible debt and accrued interest				$ 166,401
Convertible Promissory Note Seventeen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value													$ 119,600
Debt instrument interest rate													8.00%
Number of common shares issued for conversion																																	11,549,008
Debt conversion amount																																	$ 549,376
Gain (loss) on extinguishment of debt																																	(429,776)
Debt maturity date													Feb. 10, 2021
Lowest trading price, percentage													80.00%
Deferred financing fees		$ 119,600																															119,600
Debt discount													$ 22,135
Outstanding convertible debt and accrued interest																																	119,600
Derivative liability													$ 97,465
Convertible Promissory Note Eighteen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value												$ 60,950
Debt instrument interest rate												8.00%
Debt maturity date												Mar. 02, 2021
Lowest trading price, percentage												80.00%
Deferred financing fees		60,950																															60,950
Debt discount												$ 10,950
Repayments of bebt					78,643
Derivative liability												$ 50,000
Prepayment penalty					$ 15,221
Convertible Promissory Note Nineteen [Member]
Line of Credit Facility [Line Items]
Debt instrument face value											$ 60,950
Debt instrument interest rate											8.00%
Debt instrument, description											On April 15, 2021, and is convertible into common shares of the Company, beginning 180 days from the date of the note up to maturity or repayment, at a price equal to 80% of the average of the lowest two trading prices for the common stock during the fifteen trading days before conversion.
Gain (loss) on extinguishment of debt						(2,966)
Debt maturity date											Apr. 15, 2021
Lowest trading price, percentage											80.00%
Debt discount											$ 10,950
Repayments of bebt						$ 66,000
Derivative liability											$ 50,000
Convertible Promissory Note Twenty [Member]
Line of Credit Facility [Line Items]
Debt instrument face value								$ 166,650
Debt instrument interest rate								10.00%
Debt conversion price per share								$ 0.05
Proceeds from convertible debt								$ 150,000
Debt original issue discount, percentage								10.00%
Number of common shares issued for conversion				168
Lowest trading price, percentage								70.00%
Debt discount								$ 16,650
Outstanding convertible debt and accrued interest				$ 167,974
Convertible Promissory Note Twenty One [Member]
Line of Credit Facility [Line Items]
Debt instrument face value							$ 288,860
Debt instrument interest rate							10.00%
Debt conversion price per share							$ 0.04
Proceeds from convertible debt							$ 260,000
Debt original issue discount, percentage							10.00%
Number of common shares issued for conversion				290
Debt maturity date							Jun. 17, 2021
Lowest trading price, percentage							70.00%
Outstanding convertible debt and accrued interest				$ 289,889
Convertible Promissory Note Twenty Two [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																									$ 15,000
Debt instrument interest rate																									10.00%
Debt conversion price per share																									$ 0.005
Number of common shares issued for conversion				18
Lowest trading price, percentage																									20.00%
Outstanding convertible debt and accrued interest				$ 18,131
Convertible Promissory Note Twenty Three [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																				$ 10,000
Debt instrument interest rate																				8.00%
Number of common shares issued for conversion				12
Lowest trading price, percentage																				58.00%
Outstanding convertible debt and accrued interest				$ 11,841
Convertible Promissory Note Twenty Four [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																		$ 15,000
Debt instrument interest rate																		10.00%
Debt conversion price per share																		$ 0.005
Number of common shares issued for conversion				52
Lowest trading price, percentage																		20.00%
Outstanding convertible debt and accrued interest				$ 51,999
Non-related Party [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate																													8.00%
Debt conversion price per share																													$ 480
Convertible debt agreement value																													$ 138,889
Proceeds from convertible debt																													$ 125,000
Debt original issue discount, percentage																													8.00%
Debt mature term																													9 months
Right to redeem value																													$ 62,500
Notes																													40,000
Proceeds from note payable																													$ 1
Debt instrument, description																													The convertible promissory note is exchanged or converted into a revolving credit facility with the lender, whereupon the two $10,000 convertible note balances shall be rolled into such credit facility.
Non-related Party [Member] | Secured Convertible Note [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value																													$ 50,000
Proceeds from convertible debt																													10,000
Non-related Party [Member] | Another Secured Convertible Note [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value																													75,000
Proceeds from convertible debt																													$ 10,000
Non-related Party [Member] | Secured Convertible Note One [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate																																										18.00%
Non-related Party [Member] | Secured Convertible Note One [Member] | Per Month [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate																																										1.50%
Director [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		310,000																													310,000		310,000	$ 310,000										$ 310,000
Debt instrument interest rate																																												5.00%
Debt conversion price per share																																												$ 1.25
Third Party [Member]
Line of Credit Facility [Line Items]
Debt instrument face value																																		250,000									$ 250,000
Debt instrument interest rate																																											10.00%
Debt conversion price per share																																											$ 7,000
Convertible debt agreement value		$ 387,000																															387,000
Number of common shares issued for conversion		300,000
Gain (loss) on extinguishment of debt		$ (9,000)
Outstanding convertible debt and accrued interest		378,000
Third Party Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument face value		20,000																															20,000	32,000
Convertible debt agreement value		193,841																															$ 193,841	$ 213,889
Number of common shares issued for conversion																															200,000		53,764	72,038
Debt conversion amount																																	$ 53,226	$ 59,097
Gain (loss) on extinguishment of debt																																	(33,226)	(27,097)
Fair value of derivative liability																																		$ 360,718
Repayments of bebt																															$ 193,889
Outstanding convertible debt and accrued interest																															250,000
Derivative liability
Accrued interest																															$ 56,111
Third Party Notes [Member] | Convertible Note [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value		$ 250,000																															$ 250,000
Number of common shares issued for conversion																																	200,000
Debt conversion amount																																	$ 268,000
Gain (loss) on extinguishment of debt																																	196,757
Outstanding convertible debt and accrued interest																																	$ 321,243